Financial instruments - Fair values and risk management - Liquidity and capital management (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 3,577.0	€ 3,986.5	€ 4,119.6
Net cash inflow (outflow) in relation to property, plant and equipment	(1,900.0)	(1,600.0)	(2,400.0)
Repayment of borrowings	1,190.0	50.0	1,100.5
Share buybacks	536.1	1,481.7
Cash and liquid resources
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 3,600.0	€ 4,000.0	€ 4,200.0